UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24052

Wedbush Series Trust

(Exact name of registrant as specified in charter)

225 S Lake Ave

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Matthew J. Bromberg

Wedbush Series Trust

225 S Lake Ave

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 688-4357

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Dan IVES Wedbush AI Power & Infrastructure ETF

IVEP | NYSE Arca, Inc.

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Dan IVES Wedbush AI Power & Infrastructure ETF for the period from April 7, 2026 to April 30, 2026. You can find additional information about the Fund at wedbushfunds.com/funds/ivep/. You can also request this information by contacting us at 866-597-9452.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dan IVES Wedbush AI Power & Infrastructure ETF	$5Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period April 7, 2026 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Management's Discussion of Fund Performance

Performance

For the period from inception, on April 7, 2026, through April 30, 2026, the Dan IVES Wedbush AI Power & Infrastructure ETF returned 14.67% on a net asset value (NAV) basis. The Fund's underlying index, the Solactive Wedbush AI Power & Infrastructure Index (the “Index”), returned 14.88% over the same period. The difference between the Fund's return and the return of the index was attributable principally to fund expenses. The Fund's broad-based benchmark, the S&P 500® Total Return Index, returned 9.00% for the same period. The reporting period is only made up of 23 calendar days, and the magnitude of the return reflects the timing of the Fund's launch rather than any sustained trend.

What drove performance

The Fund commenced operations as U.S. equities began a broad recovery from a drawdown driven by elevated geopolitical tensions during the first quarter of calendar 2026. The 23-day reporting period coincided with that recovery, and equities of companies tied to data center capacity, electrification, and power generation participated meaningfully, supported by renewed multi-year capital expenditure commitments from hyperscale data center operators. As an index-tracking ETF, the Fund holds the constituents of the Index, so return reflects index composition rather than active positioning.

Positioning at period end

The Fund was fully invested in the constituents of the Index, concentrated in U.S.-listed equities, with a tilt toward large-capitalization industrial, utility, and technology hardware companies positioned to benefit from sustained data center buildout.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Dan IVES Wedbush AI Power & Infrastructure ETF	S&P 500® Index	Solactive Wedbush AI Power & Infrastructure Index
04/07/26	$10,000	$10,000	$10,000
04/30/26	$11,468	$10,900	$11,488
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/7/26
Dan IVES Wedbush AI Power & Infrastructure ETF	14.67%
S&P 500® Index	9.00%
Solactive Wedbush AI Power & Infrastructure Index	14.88%

The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$9,758,612
  Total number of portfolio holdings31
  Total advisory fees paid$2,025
  Period portfolio turnover rate1%

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Industrials	43.7%
Utilities	22.8%
Energy	13.6%
Real Estate	10.7%
Information Technology	7.1%
Materials	2.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Dan IVES Wedbush AI Revolution ETF

IVES | NYSE Arca, Inc.

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Dan IVES Wedbush AI Revolution ETF for the period from June 3, 2025 to April 30, 2026. You can find additional information about the Fund at wedbushfunds.com/funds/ives/. You can also request this information by contacting us at 866-597-9452.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dan IVES Wedbush AI Revolution ETF	$79Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period June 3, 2025 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Management's Discussion of Fund Performance

Performance

For the period from inception, on June 3, 2025, through April 30, 2026, the Dan IVES Wedbush AI Revolution ETF returned 32.22% on a net asset value (NAV) basis. The Fund's underlying index, the Solactive Dan IVES Wedbush AI Revolution Index (the “Index”), returned 32.02% over the same period. The difference between the Fund's return and the return of the Index was attributable principally to fund expenses. The Fund's broad-based benchmark, the S&P 500® Total Return Index, returned 22.06% for the same period.

What drove performance

Performance was driven by positive returns in U.S. large-cap equities that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies, over the period. The Index’s methodology concentrates exposure in companies identified as having deployed AI technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations, principally in the Information Technology and Communication Services sectors. The first half of the fiscal year saw broad gains in AI technology related equities supported by continued capital expenditure commitments from the largest cloud and platform operators. The first quarter of calendar year 2026 brought meaningful volatility tied to elevated geopolitical tensions, before a broad recovery in April and new highs by period end. Because the Fund tracks an index, returns are the result of Index composition rather than active positioning.

Positioning at period end

The Fund was fully invested in the constituents of the Index, concentrated in Information Technology and Communication Services, with additional exposure across Consumer Discretionary, Industrials, and Utilities, and a tilt toward mega-cap and large-cap U.S. equities.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Dan IVES Wedbush AI Revolution ETF	S&P 500® Index	Solactive Wedbush Artificial Intelligence Index
06/03/25	$10,000	$10,000	$10,000
10/31/25	$13,841	$11,512	$13,761
04/30/26	$13,222	$12,206	$13,202
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 6/3/25
Dan IVES Wedbush AI Revolution ETF	32.22%
S&P 500® Index	22.06%
Solactive Wedbush Artificial Intelligence Index	32.02%

The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$996,984,634
  Total number of portfolio holdings31
  Total advisory fees paid$5,127,825
  Period portfolio turnover rate37%

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	70.6%
Consumer Discretionary	12.9%
Communication Services	9.6%
Industrials	5.2%
Utilities	1.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1%)
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF

EXEQ | NYSE Arca, Inc.

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Wedbush ReturnOnLeadership® U.S. Large-Cap ETF for the period from February 12, 2026 to April 30, 2026. You can find additional information about the Fund at wedbushfunds.com/funds/exeq/. You can also request this information by contacting us at 866-597-9452.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedbush ReturnOnLeadership U.S. Large Cap ETF	$16Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period February 12, 2026 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Management's Discussion of Fund Performance

Performance

For the period from inception, on February 12, 2026, through April 30, 2026, the Wedbush ReturnOnLeadership® U.S. Large-Cap ETF returned 3.33% on a net asset value (NAV) basis. The Fund's underlying index, the Solactive Indiggo ReturnOnLeadership® U.S. Large-Cap Index (the “Index”), returned 3.41% over the same period. The difference between the Fund's return and the return of the Index was attributable principally to fund expenses. The Fund's broad-based benchmark, the S&P 500® Total Return Index, returned 5.77%, for the same period.

What drove performance

The first six weeks of the reporting period coincided with a broad U.S. equity drawdown driven by elevated geopolitical tensions, and a decline in net asset value in line with the Index. U.S. equities recovered sharply in April as those tensions eased, and the Fund participated in that recovery to finish the period in positive territory. The Index selects the 50 highest-ranked U.S. large-capitalization companies using Indiggo's ReturnOnLeadership® rules-based methodology that ranks companies by a composite score measuring how effectively management teams translate stated strategy into observable outcomes across defined organizational dimensions. During the reporting period the Index’s diversified sector construction provided some counterbalance during the drawdown.

Positioning at period end

The Fund was fully invested in the Index throughout the period. At period end the portfolio was diversified across sectors, with the largest exposures in Electronic Technology, Technology Services, Finance, and Health Technology, and meaningful additional weights in Consumer Non-Durables, Non-Energy Minerals, and Energy Minerals. The Fund does not take active sector or security views but rather reflects Index composition.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Wedbush ReturnOnLeadership U.S. Large Cap ETF	S&P 500® Index	Solactive Indiggo ReturnOnLeadership® US Large-Cap Index
02/12/26	$10,000	$10,000	$10,000
04/30/26	$10,333	$10,577	$10,341
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 2/12/26
Wedbush ReturnOnLeadership U.S. Large Cap ETF	3.33%
S&P 500® Index	5.77%
Solactive Indiggo ReturnOnLeadership® US Large-Cap Index	3.41%

The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$1,026,335
  Total number of portfolio holdings51
  Total advisory fees paid$1,560
  Period portfolio turnover rate49%

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	29.5%
Industrials	15.0%
Financials	13.1%
Health Care	12.8%
Energy	6.8%
Consumer Discretionary	6.5%
Materials	5.3%
Communication Services	4.8%
Consumer Staples	2.7%
Utilities	1.9%
Real Estate	1.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Wedbush LAFFER|TENGLER New Era Value ETF

TGLR | NYSE Arca, Inc.

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Wedbush LAFFER|TENGLER New Era Value ETF for the period from August 1, 2025 to April 30, 2026. You can find additional information about the Fund at wedbushfunds.com/funds/tglr/. You can also request this information by contacting us at 866-597-9452.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedbush LAFFER|TENGLER New Era Value ETF	$77	0.94%Footnote Reference1
Footnote	Description
Footnote1	Annualized

Management's Discussion of Fund Performance

The fund launched on August 8, 2023. Since inception, TGLR has outperformed the Russell 1000 Value 19.85% vs. 16.39%. On a trailing one-year basis TGLR has outperformed the Russell 1000 Value index 39.08% vs. 29.25%. The Fund’s investing theme of old economy companies embracing the new technologies of digitization, cloud computing, robotics and generative AI and the suppliers of the picks and shovels remains our focus and has contributed to the solid outperformance.

The four major sector weightings of the Fund are information technology, industrials, financials and consumer discretionary.

Focusing on companies with robust dividend growth (rather than the highest yielding stocks—typically value traps) served the Fund well as the market rewarded companies with reliable earnings growth, the sustainability of which was expressed by management in the growth of the dividend.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Wedbush LAFFER|TENGLER New Era Value ETF	S&P 500® Index	Russell 1000® Value Index
8/8/23	$10,000	$10,000	$10,000
10/31/23	9,101	$9,316	$9,111
04/30/24	10,775	$11,271	$10,789
10/31/24	12,224	$12,858	$11,934
04/30/25	11,791	$12,634	$11,712
10/31/25	15,027	$15,616	$13,264
04/30/26	16,398	$16,557	$15,138
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 8/8/23
Wedbush LAFFER|TENGLER New Era Value ETF	39.08%	19.85%
S&P 500® Index	31.05%	20.27%
Russell 1000® Value Index	29.25%	16.39%

The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$34,268,861
  Total number of portfolio holdings32
  Total advisory fees paid$170,870
  Period portfolio turnover rate13%

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	25.6%
Financials	15.7%
Industrials	15.6%
Consumer Discretionary	13.4%
Health Care	6.2%
Energy	5.2%
Consumer Staples	4.6%
Communication Services	4.5%
Materials	3.5%
Real Estate	2.1%
Utilities	2.1%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in Item 2(b) of Form N-CSR.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. J. Philip Ferguson is qualified to serve as an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $67,000 for April 30, 2026.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are N/A for April 30, 2025 and $0 for April 30, 2026.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are N/A for April 30, 2025 and $14,000 for April 30, 2026. The nature of the services comprising these fees include preparation of trustee tax information statements and broker statements and preparation of amounts reported to the broker community to facilitate applicable form reporting. In addition, services include performing calculations of daily shareholder allocable amounts and routine tax consulting services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are N/A for April 30, 2025 and $0 for April 30, 2026.

(e)(1)	The registrant’s audit committee (“Audit Committee”) has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Pre-Approval Policy”) that applies to any and all engagements of the independent auditor to the registrant for audit, non-audit, tax or other services. Pursuant to the Pre-Approval Policy, the Audit Committee is required to pre-approve the audit services and permissible non-audit services proposed to be performed by the independent auditor for the registrant to assure that the independence of the auditor is not in any way compromised or impaired. In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee may either grant general pre-approval of proposed services of the independent auditor through adoption of a list of authorized services together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval of services provided on a case-by-case basis (“specific pre-approval”). Unless particular services have received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. The annual audit services engagement terms and fees for the independent auditor for the registrant require specific pre-approval of the Audit Committee. The Audit Committee may grant general pre-approval for (i) other audit services, which are those services that only the independent auditor reasonably can provide, (ii) audit related services, (iii) those tax services that have historically been provided by the independent auditor, and (iv) those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services. The Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has not delegated either general or specific pre-approval authority to one or more of its members.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s fiscal year ended April 30, 2025 were N/A and for April 30, 2026 were $0.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Ms. Hoopes and Messrs. De Benedetti and Ferguson currently serve as members of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

April 30, 2026

Annual Financial Statements and Other Information

Wedbush Series Trust

Dan IVES Wedbush AI Power & Infrastructure ETF (IVEP)

Dan IVES Wedbush AI Revolution ETF (IVES)

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF (EXEQ)

Wedbush LAFFER|TENGLER New Era Value ETF (TGLR)

Wedbush Series Trust
Table of Contents

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Dan IVES Wedbush AI Power & Infrastructure ETF

Schedule of Investments

April 30, 2026

	Shares	Value
Common Stocks — 89.2%

Energy — 13.6%
Baker Hughes Co.	4,934	$343,752
Cameco Corp.	2,536	312,029
Kinder Morgan, Inc.	9,557	314,139
Williams Cos., Inc. (The)	4,674	356,673
Total Energy		1,326,593

Industrials — 43.7%
Bloom Energy Corp.*	1,714	485,679
BWX Technologies, Inc	1,034	223,747
Eaton Corp. PLC	917	397,070
GE Vernova, Inc.	374	405,214
Hubbell, Inc.	476	241,889
Johnson Controls International PLC	2,366	345,507
NuScale Power Corp.*	15,047	187,486
nVent Electric PLC	1,816	259,507
Quanta Services, Inc.	577	419,923
Schneider Electric SE	6,036	380,691
Siemens Energy AG	1,885	400,468
Vertiv Holdings Co.	1,221	401,086
Willdan Group, Inc.*	1,459	110,884
Total Industrials		4,259,151

Information Technology — 7.1%
Coherent Corp.*	983	314,275
Monolithic Power Systems, Inc.	235	379,386
Total Information Technology		693,661

Materials — 2.0%
Southern Copper Corp.	1,155	198,302

Utilities — 22.8%
Constellation Energy Corp.	1,209	378,417
Dominion Energy, Inc.	4,723	304,633
NextEra Energy, Inc.	3,927	384,375
NRG Energy, Inc.	1,619	251,884
Southern Co./The	3,674	355,276
Talen Energy Corp.*	667	248,404
Vistra Corp.	1,919	302,895
Total Utilities		2,225,884

Total Common Stocks
(Cost $8,254,337)		8,703,591

Real Estate Investment Trusts — 10.7%

Real Estate — 10.7%
American Tower Corp.	1,857	339,293
Digital Realty Trust, Inc.	1,664	334,364
Equinix, Inc.	340	368,162

Total Real Estate Investment Trusts
(Cost $1,021,740)		1,041,819

See Notes to Financial Statements

Dan IVES Wedbush AI Power & Infrastructure ETF

Schedule of Investments (Continued)

April 30, 2026

	Shares	Value
Short-Term Investments — 0.1%

Money Market Funds — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)
(Cost $14,143)	14,143	$14,143

Total Investments — 100.0% (Cost $9,290,220)		9,759,553
Other Assets and Liabilities, Net — 0.0%†		(941)
Net Assets — 100%		$9,758,612

*	Non Income Producing.
†	Less than 0.05%.
(a)	Rate shown reflects the 1-day yield as of April 30, 2026.
PLC :	Public Limited Company

See Notes to Financial Statements

Dan IVES Wedbush AI Revolution ETF

Schedule of Investments

April 30, 2026

	Shares	Value
Common Stocks — 100.0%

Communication Services — 9.6%
Alphabet, Inc., Class A	139,243	$53,580,707
Meta Platforms, Inc., Class A	67,932	41,568,270
Total Communication Services		95,148,977

Consumer Discretionary — 12.9%
Alibaba Group Holding, Ltd., ADR	256,370	33,810,075
Amazon.com, Inc.*	203,769	54,011,011
Tesla, Inc.*	105,871	40,403,550
Total Consumer Discretionary		128,224,636

Industrials — 5.2%
GE Vernova, Inc.	38,978	42,231,104
Innodata, Inc.*	235,594	9,949,134
Total Industrials		52,180,238

Information Technology — 70.6%
Advanced Micro Devices, Inc.*	177,985	63,093,903
Apple, Inc.	173,199	46,997,549
Broadcom, Inc.	129,865	54,209,547
CoreWeave, Inc., Class A*	227,774	25,419,578
Crowdstrike Holdings, Inc.*	59,753	26,634,900
International Business Machines Corp.	129,509	29,913,989
IREN, Ltd.*	369,820	16,830,508
Micron Technology, Inc.	89,700	46,389,252
Microsoft Corp.	108,493	44,241,276
MongoDB, Inc.*	66,699	16,730,110
Nebius Group NV*	158,419	21,898,258
NVIDIA Corp.	241,648	48,225,691
Oracle Corp.	212,882	34,357,026
Palantir Technologies, Inc., Class A*	231,088	32,146,652
Palo Alto Networks, Inc.*	167,216	29,985,173
Pegasystems, Inc.	270,785	9,897,192
Salesforce, Inc.	154,024	27,189,857
ServiceNow, Inc.*	237,633	20,985,370
Shopify, Inc., Class A*	233,127	28,238,673
Snowflake, Inc.*	126,958	17,325,958
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	124,379	49,261,547
Zscaler, Inc.*	106,277	13,888,278
Total Information Technology		703,860,287

Utilities — 1.7%
Oklo, Inc.*	229,821	16,662,023

Total Common Stocks
(Cost $928,750,825)		996,076,161

See Notes to Financial Statements

Dan IVES Wedbush AI Revolution ETF

Schedule of Investments (Continued)

April 30, 2026

	Shares	Value
Short-Term Investments — 0.1%

Money Market Funds — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)
(Cost $1,491,030)	1,491,030	$1,491,030

Total Investments — 100.1% (Cost $930,241,855)		997,567,191
Other Assets and Liabilities, Net — (0.1)%		(582,557)
Net Assets — 100%		$996,984,634

*	Non Income Producing.
(a)	Rate shown reflects the 1-day yield as of April 30, 2026.
ADR :	American Depositary Receipt

See Notes to Financial Statements

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF

Schedule of Investments

April 30, 2026

	Shares	Value
Common Stocks — 99.8%

Communication Services — 4.8%
Alphabet, Inc., Class A	49	$18,855
Alphabet, Inc.	49	18,715
Netflix, Inc.*	126	11,795
Total Communication Services		49,365

Consumer Discretionary — 6.5%
Carnival Corp.	472	12,513
MercadoLibre, Inc.*	18	32,268
PulteGroup, Inc.	87	10,645
Royal Caribbean Cruises, Ltd.	41	10,814
Total Consumer Discretionary		66,240

Consumer Staples — 2.7%
Coca-Cola Co./The	196	15,437
Colgate-Palmolive Co.	144	12,292
Total Consumer Staples		27,729

Energy — 6.8%
Cheniere Energy, Inc.	131	36,018
EQT Corp.	164	9,853
Targa Resources Corp.	94	24,448
Total Energy		70,319

Financials — 13.1%
Arch Capital Group, Ltd.*	176	16,625
Blackrock, Inc.	21	22,378
Mastercard, Inc.	48	24,140
S&P Global, Inc.	81	34,930
Synchrony Financial	207	15,773
Visa, Inc.	61	20,120
Total Financials		133,966

Health Care — 12.8%
Boston Scientific Corp.*	168	9,679
Cigna Group/The	67	19,469
Elevance Health, Inc.	51	19,197
Eli Lilly & Co.	15	14,019
Intuitive Surgical, Inc.*	45	20,592
Royalty Pharma PLC	214	10,719
UnitedHealth Group, Inc.	35	12,967
Vertex Pharmaceuticals, Inc.*	57	24,361
Total Health Care		131,003

Industrials — 15.0%
Delta Air Lines, Inc.	609	41,406
General Electric Co.	71	20,585
Honeywell International, Inc.	49	10,502
Howmet Aerospace, Inc.	66	16,041
Old Dominion Freight Line, Inc.	86	18,269
United Airlines Holdings, Inc.*	400	36,000

See Notes to Financial Statements

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF

Schedule of Investments (Continued)

April 30, 2026

	Shares	Value
Common Stocks — 99.8% (continued)
Verisk Analytics, Inc.	60	$11,069
Total Industrials		153,872

Information Technology — 29.5%
AppLovin Corp.*	23	10,266
Arista Networks, Inc.*	204	35,233
Cadence Design Systems, Inc.*	135	44,495
Cisco Systems, Inc.	175	16,012
First Solar, Inc.*	102	20,593
Intuit, Inc.	22	8,547
Microsoft Corp.	84	34,253
Motorola Solutions, Inc.	105	46,098
NVIDIA Corp.	73	14,569
PTC, Inc.*	81	11,040
Seagate Technology Holdings PLC	25	16,841
TE Connectivity PLC	68	14,393
Western Digital Corp.	71	30,851
Total Information Technology		303,191

Materials — 5.3%
Linde PLC	41	20,547
Steel Dynamics, Inc.	147	33,613
Total Materials		54,160

Real Estate — 1.4%
Ventas, Inc.	164	14,409

Utilities — 1.9%
PG&E Corp.	1,196	19,877

Total Common Stocks
(Cost $968,518)		1,024,131

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)
(Cost $2,487)	2,487	2,487

Total Investments — 100.0% (Cost $971,005)		1,026,618
Other Assets and Liabilities, Net — 0.0%†		(283)
Net Assets — 100%		$1,026,335

*	Non Income Producing.
†	Less than 0.05%.
(a)	Rate shown reflects the 1-day yield as of April 30, 2026.
PLC :	Public Limited Company

See Notes to Financial Statements

Wedbush LAFFER|TENGLER New Era Value ETF

Schedule of Investments

April 30, 2026

	Shares	Value
Common Stocks — 98.5%

Communication Services — 4.5%
Alphabet, Inc., Class A	3,996	$1,537,661

Consumer Discretionary — 13.4%
DR Horton, Inc.	4,676	719,449
Home Depot, Inc./The	3,031	996,593
McDonald's Corp.	2,676	785,647
Starbucks Corp.	10,265	1,081,212
TJX Cos., Inc. (The)	6,361	997,087
Total Consumer Discretionary		4,579,988

Consumer Staples — 4.6%
Walmart, Inc.	11,899	1,569,835

Energy — 5.2%
Chevron Corp.	5,058	977,762
Williams Cos., Inc. (The)	10,437	796,448
Total Energy		1,774,210

Financials — 15.7%
American Express Co.	5,278	1,705,058
Brookfield Asset Management, Ltd.	12,379	594,316
Goldman Sachs Group, Inc./The	1,712	1,581,494
JPMorgan Chase & Co.	4,791	1,500,685
Total Financials		5,381,553

Health Care — 6.2%
AbbVie, Inc.	5,017	1,060,193
Johnson & Johnson	4,666	1,072,480
Total Health Care		2,132,673

Industrials — 15.6%
Carrier Global Corp.	14,712	988,205
Deere & Co.	929	547,989
Emerson Electric Co.	6,288	883,087
GE Vernova, Inc.	597	646,826
L3Harris Technologies, Inc.	3,088	989,858
RTX Corp.	7,407	1,304,151
Total Industrials		5,360,116

Information Technology — 25.6%
Apple, Inc.	3,882	1,053,381
Broadcom, Inc.	4,229	1,765,312
Cisco Systems, Inc.	11,884	1,087,386
International Business Machines Corp.	2,683	619,719
Lam Research Corp.	7,090	1,828,227
Microsoft Corp.	3,357	1,368,917
Oracle Corp.	6,614	1,067,434
Total Information Technology		8,790,376

Materials — 3.5%
Steel Dynamics, Inc.	5,246	1,199,550

See Notes to Financial Statements

Wedbush LAFFER|TENGLER New Era Value ETF

Schedule of Investments (Continued)

April 30, 2026

	Shares	Value
Common Stocks — 98.5% (continued)

Real Estate — 2.1%
Prologis, Inc.	5,057	$718,195

Utilities — 2.1%
NextEra Energy, Inc.	7,231	707,770

Total Common Stocks
(Cost $26,423,058)		33,751,927

Short-Term Investments — 1.5%

Money Market Funds — 1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)
(Cost $519,074)	519,074	519,074

Total Investments — 100.0% (Cost $26,942,132)		34,271,001
Other Assets and Liabilities, Net — 0.0%†		(2,140)
Net Assets — 100%		$34,268,861

†	Less than 0.05%.
(a)	Rate shown reflects the 1-day yield as of April 30, 2026.

See Notes to Financial Statements

Wedbush Series Trust
Statements of Assets and Liabilities

April 30, 2026

	Dan IVES Wedbush AI Power & Infrastructure ETF	Dan IVES Wedbush AI Revolution ETF	Wedbush Return OnLeadership® U.S. Large-Cap ETF	Wedbush LAFFER |TENGLER New Era Value ETF
Assets
Investments, at fair value	$9,759,553	$997,567,191	$1,026,618	$34,271,001
Receivables:
Receivable for Fund Shares sold	1,148,069	–	–	–
Dividends	314	–	321	21,152
Interest	15	1,856	6	799
Total Assets	10,907,951	997,569,047	1,026,945	34,292,952

Liabilities
Payables:
Investment advisory fees	2,025	584,413	610	24,091
Payable for securities purchased	1,147,314	–	–	–
Total Liabilities	1,149,339	584,413	610	24,091

Net Assets	$9,758,612	$996,984,634	$1,026,335	$34,268,861

Net Assets consist of:
Paid-in capital	9,288,556	972,387,241	993,263	26,881,607
Distributable earnings (loss)	470,056	24,597,393	33,072	7,387,254
Net Assets	$9,758,612	$996,984,634	$1,026,335	$34,268,861
Number of Common Shares outstanding	340,001	30,284,000	40,001	880,000
Net Asset Value, offering and redemption price per share	$28.70	$32.92	$25.66	$38.94
Investments, at cost	$9,290,220	$930,241,855	$971,005	$26,942,132

See Notes to Financial Statements.

Wedbush Series Trust
Statements of Operations

For The Period Ended April 30, 2026

	Dan IVES Wedbush AI Power & Infrastructure ETF(1)	Dan IVES Wedbush AI Revolution ETF(2)	Wedbush Return OnLeadership® U.S. Large-Cap ETF(3)
Investment Income
Dividends*	$1,037	$2,212,688	$2,073
Interest from unaffiliated investments	15	40,638	43
Total Investment Income	1,052	2,253,326	2,116

Expenses
Investment advisory fees	2,025	5,127,825	1,560
Total expenses	2,025	5,127,825	1,560
Net Investment Income (Loss)	(973)	(2,874,499)	556

Realized and Unrealized gain/(losses) on Investments:
Net realized gain/(losses) from:
Investment	1,696	(36,201,246)	(23,097)
In-kind redemptions	—	87,189,454	—
Net realized gain/(losses)	1,696	50,988,208	(23,097)
Net change in unrealized appreciation on:
Investments	469,333	67,325,336	55,613
Net change in unrealized gains	469,333	67,325,336	55,613

Net realized/unrealized gain (loss) on investments	471,029	118,313,544	32,516

Net Increase (Decrease) in Net Assets Resulting from Operations	$470,056	$115,439,045	$33,072
* Net of foreign tax withheld	$—	$76,836	$—

(1)	For the period April 7, 2026 (commencement of operations) through April 30, 2026.
(2)	For the period June 3, 2025 (commencement of operations) through April 30, 2026.
(3)	For the period February 12, 2026 (commencement of operations) through April 30, 2026.

See Notes to Financial Statements.

Wedbush Series Trust
Statements of Operations (Continued)

For The Period Ended April 30, 2026

	Wedbush LAFFER|TENGLER New Era Value ETF
	For the Period August 1, 2025 to April 30, 2026†	For the Fiscal Year Ended July 31, 2025
Investment Income
Dividends*	$299,531	$278,533
Interest from unaffiliated investments	800	–
Total Investment Income	300,331	278,533

Expenses
Investment advisory fees	170,870	134,032
Total expenses	170,870	134,032
Net Investment Income (Loss)	129,461	144,501

Realized and Unrealized gain/(losses) on Investments:
Net realized gain/(losses) from:
Investment	224,285	(91,668)
Net realized gain/(losses)	224,285	(91,668)
Net change in unrealized appreciation on:
Investments	3,703,022	2,311,393
Net change in unrealized gains	3,703,022	2,311,393

Net realized/unrealized gain (loss) on investments	3,927,307	2,219,725

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,056,768	$2,364,226
* Net of foreign tax withheld	$3,643	$4,365

†	The Fund changed its fiscal year end from July 31 to April 30 on April 13, 2026.

See Notes to Financial Statements.

Wedbush Series Trust
Statements of Changes in Net Assets

	Dan IVES Wedbush AI Power & Infrastructure ETF	Dan IVES Wedbush AI Revolution ETF
	For the Period April 7, 20261) to April 30, 2026	For the Period June 3, 2025(1) to April 30, 2026
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(973)	$(2,874,499)
Net realized gain	1,696	50,988,208
Net change in unrealized appreciation	469,333	67,325,336
Net Increase (Decrease) in Net Assets Resulting from Operations	470,056	115,439,045

Distributions to shareholders	–	(3,986,641)

Fund Share Transactions
Net proceeds from sale of shares	9,288,556	1,197,853,271
Value of shares redeemed	–	(312,421,041)
Fund Share Transactions Total	9,288,556	885,432,230

Net increase (decrease) in net assets	9,758,612	996,884,634

Net Assets - Beginning of period	–	100,000
Net Assets - End of period	$9,758,612	$996,984,634

Changes in Shares Outstanding
Shares outstanding, beginning of period	–	4,000
Shares sold	340,001	40,260,000
Shares redeemed	–	(9,980,000)
Shares outstanding, end of period	340,001	30,284,000

(1)	Commencement of operations.

See Notes to Financial Statements.

Wedbush Series Trust
Statements of Changes in Net Assets (Continued)

Wedbush Return OnLeadership® U.S. Large-Cap ETF
For the Period February 12, 2026(1) to April 30, 2026
Increase (Decrease) in Net Assets from Operations
Net investment income	$556
Net realized loss	(23,097)
Net change in unrealized appreciation	55,613
Net Increase (Decrease) in Net Assets Resulting from Operations	33,072

Fund Share Transactions
Net proceeds from sale of shares	993,263
Fund Share Transactions Total	993,263

Net increase (decrease) in net assets	1,026,335

Net Assets - Beginning of period	–
Net Assets - End of period	$1,026,335

Changes in Shares Outstanding
Shares outstanding, beginning of period	–
Shares sold	40,001
Shares redeemed	–
Shares outstanding, end of period	40,001

(1)	Commencement of operations.

See Notes to Financial Statements.

Wedbush Series Trust
Statements of Changes in Net Assets (Continued)

	Wedbush LAFFER|TENGLER New Era Value ETF†
	For the Period August 1, 2025 to April 30, 2026	For the Fiscal Year Ended July 31, 2025	For the Period August 8, 2023(1) to July 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$129,461	$144,501	$117,245
Net realized gain (loss)	224,285	(91,668)	236,146
Net change in unrealized appreciation	3,703,022	2,311,393	1,314,454
Net Increase (Decrease) in Net Assets Resulting from Operations	4,056,768	2,364,226	1,667,845

Dividends and Distributions to Shareholders	(200,772)	(155,549)	(118,248)

Fund Share Transactions
Net proceeds from sale of shares	13,534,089	1,896,838	13,290,191
Value of shares redeemed	–	–	(2,066,527)
Fund Share Transactions Total	13,534,089	1,896,838	11,223,664

Net increase (decrease) in net assets	17,390,085	4,105,515	12,773,261

Net Assets - Beginning of period	16,878,776	12,773,261	–
Net Assets - End of period	$34,268,861	$16,878,776	$12,773,261

Changes in Shares Outstanding
Shares outstanding, beginning of period	510,000	450,000	–
Shares sold	370,000	60,000	530,000
Shares redeemed	–	–	(80,000)
Shares outstanding, end of period	880,000	510,000	450,000

†	The Fund changed its fiscal year end from July 31 to April 30 on April 13, 2026.
(1)	Commencement of operations.

See Notes to Financial Statements.

 Wedbush Series Trust

Financial Highlights

Dan IVES Wedbush AI Power & Infrastructure ETF
Selected Per Share Data

	For the Period April 7, 2026(a) Through April 30, 2026
Net asset value at beginning of period	$25.03
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments	3.68
Total from investment operations	3.67
Net asset value at end of period	$28.70
Total return	14.67	%(c)

Ratios to Average Net Assets and Supplemental Data:
Net assets at end of period (in 000's)	$9,759
Ratio to average net assets of:
Ratio of Expenses to Average Net Assets	0.75	%(d)
Ratio of Net Investment (Loss) to Average Net Assets	(0.36	)%(d)
Portfolio turnover rate(e)	1	%(c)

(a)	Commencement of operations.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

See Notes to Financial Statements.

Wedbush Series Trust
Financial Highlights (Continued)

Dan IVES Wedbush AI Revolution ETF
Selected Per Share Data

	For the Period June 3, 2025(a) Through April 30, 2026
Net asset value at beginning of period	$25.00
Net investment loss(b)	(0.12)
Net realized and unrealized gain on investments	8.17
Total from investment operations	8.05
Distributions to shareholders from:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value at end of period	$32.92
Total return	32.22	%(c)

Ratios to Average Net Assets and Supplemental Data:
Net assets at end of period (in 000's)	$996,985
Ratio to average net assets of:
Ratio of Expenses to Average Net Assets	0.75	%(d)
Ratio of Net Investment (Loss) to Average Net Assets	(0.42	)%(d)
Portfolio turnover rate(e)	37	%(c)

(a)	Commencement of operations.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

See Notes to Financial Statements.

Wedbush Series Trust

Financial Highlights (Continued)

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF
Selected Per Share Data

	For the Period February 12, 2026(a) Through April 30, 2026
Net asset value at beginning of period	$24.83
Net investment income(b)	0.01
Net realized and unrealized gain on investments	0.82
Total from investment operations	0.83
Net asset value at end of period	$25.66
Total return	3.33	%(c)
Ratios to Average Net Assets and Supplemental Data:
Net assets at end of period (in 000's)	$1,026
Ratio to average net assets of:
Ratio of Expenses to Average Net Assets	0.75	%(d)
Ratio of Net Investment Income to Average Net Assets	0.27	%(d)
Portfolio turnover rate(e)	49	%(c)

(a)	Commencement of operations.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

See Notes to Financial Statements.

Wedbush Series Trust

Financial Highlights (Continued)

Wedbush LAFFER|TENGLER New Era Value ETF
Selected Per Share Data

	For the Period August 1, 2025† to April 30, 2026		For the Year Ended July 31, 2025	For the Period August 8, 2023(a) Through July 31, 2024
Net asset value at beginning of period	$33.10		$28.39	$25.00
Net investment income(b)	0.19		0.31	0.35
Net realized and unrealized gain on investments	5.95		4.73	3.39
Total from investment operations	6.14		5.04	3.74
Distributions to shareholders from:
Net investment income	(0.18)		(0.30)	(0.35)
Net realized gains	(0.12)		(0.03)	–
Total distributions	(0.30)		(0.33)	(0.35)
Net asset value at end of period	$38.94		$33.10	$28.39
Total return	18.62	%(c)	17.87%	15.11	%(c)
Ratios to Average Net Assets and Supplemental Data:
Net assets at end of period (in 000's)	$34,269		$16,879	$12,773
Ratio to average net assets of:
Ratio of Expenses to Average Net Assets	0.94	%(d)	0.95%	0.95	%(d)
Ratio of Net Investment Income to Average Net Assets	0.71	%(d)(e)	1.02%	1.37	%(d)
Portfolio turnover rate(f)	13	%(c)	15%	26	%(c)

†	The Fund changed its fiscal year end from July 31 to April 30 on April 13, 2026.
(a)	Commencement of operations.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Fund changed it's management fee agreement. See additional disclosure in section of Note 3 in the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

See Notes to Financial Statements.

Wedbush Series Trust

Notes to Financial Statements

April 30, 2026

1.	Organization

Dan IVES Wedbush AI Power & Infrastructure ETF, Dan IVES Wedbush AI Revolution ETF and Wedbush ReturnOnLeadership® U.S. Large-Cap ETF each a “Fund” and together with the Acquiring Fund, (the “Funds”) are newly organized, non-diversified, separate operating series of Wedbush Series Trust (the “Trust”), a Delaware statutory trust since November 13, 2024, that is registered with the Securities and Exchange Commission as an open-end management investment company. The Wedbush Laffer|Tengler New Era Value ETF (the "Acquiring Fund") is the successor in interest to the Laffer|Tengler Equity Income ETF (the "Predecessor Fund") which was included as a series of another investment company, the ETF Opportunities Trust (“Predecessor Trust”). On March 20, 2026, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into the Wedbush Series Trust, and effective as of the close of business on April 12, 2026, the assets and liabilities of the Predecessor Fund was transferred to the Trust in exchange for shares of the Acquiring Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Acquiring Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was July 31. The reporting period covered by this annual report for the Acquiring Fund is May 1, 2025 through April 30, 2026. Operations prior to April 13, 2026 were for the Predecessor Fund. The net assets and shares outstanding of the Predecessor Fund transferred into the Trust at NAV at the close of business on April 12, 2026 were as follows:

Fund	Net Assets, as a result of the reorganization	Net assets value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/ depreciation, as a result of the reorganization
Wedbush LAFFER|TENGLER New Era Value ETF	$33,234,977	$37.77	$880,000	$6,358,478

The Dan IVES Wedbush AI Power & Infrastructure ETF (“IVEP”) is a passively managed exchange-traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive Wedbush AI Power & Infrastructure Index (the IVEP “Index”). The Funds commenced operations on April 7, 2026.

The Dan IVES Wedbush AI Revolution ETF (“IVES”) is a passively managed ETF that seeks to track the total return performance, before fees and expenses, of the Solactive Dan Ives Wedbush AI Revolution Index (the IVES “Index”). The Funds commenced operations on June 3, 2025.

The Wedbush LAFFER|TENGLER New Era Value ETF (“TGLR”) is an actively managed ETF that seeks to achieve its investment objective by investing in high-quality, large-cap stocks that Laffer Tengler Investments, Inc. (the “Sub-Adviser” or “LTI”) believes have strong earnings and dividend growth potential and an above market dividend yield.

The Wedbush ReturnOnLeadership® U.S. Large-Cap ETF (“EXEQ”) is a passively managed ETF that seeks to track the total return performance, before fees and expenses, of the Solactive Indiggo Return on Leadership® U.S. Large-Cap Index (the EXEQ “Index”). The Fund commenced operations on February 12, 2026.

The Funds each are classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Funds are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer.

The Funds offers shares that are listed and traded on the New York Stock Exchange ("NYSE Arca"). Unlike conventional mutual funds, the Funds issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 20,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

2.	Significant Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b)	Investment Valuation

The Funds’ investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Valuation Committee of the Funds’ Adviser, in accordance with valuation procedures approved by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act and rules thereunder.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026 for the Funds based upon three levels defined above:

Dan IVES Wedbush AI Power & Infrastructure ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,703,591	$—	$—	$8,703,591
Real Estate Investment Trusts	1,041,819	—	—	1,041,819
Short-Term Investments	14,143	—	—	14,143
Total Investments in Securities	$9,759,553	$—	$—	$9,759,553

Dan IVES Wedbush AI Revolution ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$996,076,161	$—	$—	$996,076,161
Short-Term Investments	1,491,030	—	—	1,491,030
Total Investments in Securities	$997,567,191	$—	$—	$997,567,191

Wedbush ReturnOnLeadership® U.S. Large-Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,024,131	$—	$—	$1,024,131
Short-Term Investments	2,487	—	—	2,487
Total Investments in Securities	$1,026,618	$—	$—	$1,026,618

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

Wedbush LAFFER|TENGLER New Era Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,751,927	$—	$—	$33,751,927
Short-Term Investments	519,074	—	—	519,074
Total Investments in Securities	$34,271,001	$—	$—	$34,271,001

(c)	Share Valuation

The net asset value (“NAV”) per share of the Funds are computed by dividing the value of the net assets of the Funds (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Funds outstanding, rounded to the nearest cent.

The NAV per share of the Funds are determined as of the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d)	Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits. As of April 30, 2026, the Funds did not hold any cash.

(e)	Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

(f)	Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invests. These foreign taxes, if any, are paid by the Funds and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Funds’ Statement of Assets and Liabilities. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (topic 740). For the period ended April 30, 2026, the Funds’ aggregate income taxes paid were determined to be insignificant. Accordingly, no additional disclosures under ASU 2023-09 are required.

(g)	Foreign Currency Translation and Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

(h)	Federal Income Tax

It is the policy of the Funds to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of their net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Funds qualify as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(i)	Distributions to Shareholders

The Funds pay out dividends from their net investment income annually and distributes their net capital gains, if any, to investors at least annually. The Funds may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(j)	Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3.	Investment Advisory Fee and Other Transactions with Affiliates
(a)	Investment Advisory and Administrative Services

Wedbush Fund Advisers, LLC (the “Adviser”) serves as the investment advisor to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its investment advisory services to the Funds below, the Adviser was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Dan IVES Wedbush AI Power & Infrastructure ETF	0.75%
Dan IVES Wedbush AI Revolution ETF	0.75%
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	0.75%
Wedbush LAFFER|TENGLER New Era Value ETF
Average Daily Net Assets
Up to $225 million	0.85%
$225 million - $500 million	0.80%
Over $500 million	0.75%

Prior to April 13, 2026, the Adviser of LAFFER|TENGLER Equity Income ETF received monthly compensation from the Predecessor Fund at an annual rate of 0.95% of the Predecessor Fund's average daily net asset. Effective April 13, 2026, the Adviser of Wedbush LAFFER|TENGLER New Era Value ETF reduced their annual compensation rate based on the table above of TGLR’s average daily net assets.

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

The Adviser for Wedbush LAFFER|TENGLER New Era Value ETF arranges for transfer agency, custody, fund administration, securities lending and all other related services necessary for the Fund to operate. For its services, the Adviser receives a fee from TGLR, calculated daily and paid monthly, based on a percentage of TGLR’s average daily net assets, as follows:

Laffer Tengler Investments, Inc. (“LTI”) serves as the investment Sub-Adviser for Wedbush LAFFER|TENGLER New Era Value ETF. In this capacity, the Sub-Adviser infuses disciplined and data-informed strategies into a personalized approach to asset management. Specializing in serving high net-worth individuals and families, LTI provides active management of custom portfolios. Their strategies are firmly grounded in proprietary investment philosophy and meticulous research, engineered to meet the unique needs of each client. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

Under the Investment Advisory Agreement, the Adviser for the Funds have agreed to pay all expenses of the Funds (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, securities lending fees and expenses, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses (collectively, “Excluded Expenses”).

The Trust entered into an administration agreement (the “Administration Agreement”) with the Adviser (in its capacity as such, the “Administrator”), pursuant to which the Administrator acts as the Funds’ administrator and provides the Trust with, or arranges for, administrative and management services (other than investment advisory services) to be provided to the Trust and the Board. The Adviser receives no additional compensation for its services as the Funds’ administrator. For a description of the fee payable to Wedbush Fund Advisers LLC for its services as the Funds’ investment adviser, see above under the caption “Investment Adviser”.

(b)	Distribution Arrangement

The Funds have adopted a Distribution Plan (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c)	Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Sub-Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds. Commonwealth Fund Services, Inc. served as the Predecessor Fund's Administrator, Citi Fund Services Ohio, Inc. served as the Predecessor Fund's Fund Accountant, and Citibank, N.A. served as the Predecessor Fund's Transfer Agent and Custodian.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds. Prior to the reorganization, Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement.

4.	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2026 were as follows:

Fund	Purchases	Sales
Dan IVES Wedbush AI Power & Infrastructure ETF	$126,793	$131,647
Dan IVES Wedbush AI Revolution ETF	297,194,015	301,073,883
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	493,855	487,560
Wedbush LAFFER|TENGLER New Era Value ETF	3,415,495	3,227,790

Purchases and sales of in-kind transactions for the period ended April 30, 2026 were as follows:

Fund	Purchases	Sales
Dan IVES Wedbush AI Power & Infrastructure ETF	$9,279,235	$–
Dan IVES Wedbush AI Revolution ETF	1,193,850,317	312,210,297
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	985,320	–
Wedbush LAFFER|TENGLER New Era Value ETF	12,991,116	–

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

5.	Capital Share Transactions

Funds’ Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Funds’ Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem their shares on a continuous basis, at NAV, only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Funds’ Shares may only be purchased from or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds’ securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of the Funds’ securities and the cash redemption amount and other transactions costs.

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

6.	Federal Income Taxes

At April 30, 2026, the components of accumulated earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Other Accumulated Losses	Total Accumulated Earnings (Losses)
Dan IVES Wedbush AI Power & Infrastructure ETF	$723	–	$469,333	$–	$470,056
Dan IVES Wedbush AI Revolution ETF	–	–	66,203,645	(41,606,252)	24,597,393
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	556	–	55,613	(23,097)	33,072
Wedbush LAFFER|TENGLER New Era Value ETF	11,005	$53,531	7,322,718	–	7,387,254

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended April 30, 2026, the Funds listed below incurred and will elect to defer post-October capital losses and late year ordinary losses as follows.

Fund	Late Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Dan IVES Wedbush AI Revolution ETF	$(5,478,630)	$(36,127,622)
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	–	(23,093)

The tax character of dividends and distributions declared for the periods ended April 30, 2026 were as follows:

Fund	Ordinary Income*	Long - Term Capital Gains
Dan IVES Wedbush AI Power & Infrastructure ETF	$–	–
Dan IVES Wedbush AI Revolution ETF	3,986,641	–
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	–	–
Wedbush LAFFER|TENGLER New Era Value ETF	119,902	$80,870

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The tax character of dividends and distributions declared for the periods ended July 31, 2025 and 2024 were as follows:

Fund	Year Ended July 31, 2025	Year Ended July 31, 2024
Wedbush LAFFER|TENGLER New Era Value ETF(1)
Ordinary Income	$155,549	$118,248

(1)	The Fund changed its fiscal year end from July 31, 2025 to April 30, 2026.

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of real estate investment trusts, passive foreign investment companies, redemptions in-kind, and net operating losses.

At April 30, 2026, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Distributable Earnings (loss)	Paid-in Capital
Dan IVES Wedbush AI Revolution ETF	$(86,855,011)	$86,855,011
Wedbush LAFFER|TENGLER New Era Value ETF	286	(286)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, tax treatment of real estate investment trusts, and late year losses. At April 30, 2026, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dan IVES Wedbush AI Power & Infrastructure ETF	$9,290,220	$544,284	$(74,951)	$469,333
Dan IVES Wedbush AI Revolution ETF	931,363,546	166,844,793	(100,641,148)	66,203,645
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	971,005	78,071	(22,458)	55,613
Wedbush LAFFER|TENGLER New Era Value ETF	26,948,283	8,011,978	(689,260)	7,322,718

At April 30, 2026, for Federal income tax purposes, the Funds have no capital loss carryforwards.

7.	Risk Factors

Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets. Any such disruptions could have an adverse impact on the prices and liquidity of the Funds’ investments. The principal risks of investing in the Funds are presented in alphabetical order, in the section of the Funds’ prospectus entitled “Principal Investment Risks”, to facilitate finding particular risks and comparing them with the risks of other funds, regardless of the order in which it appears. Each risk summarized below is also considered among the “principal risks” of investing in the Funds. For more information about the risks of investing in the Funds, see the sections in the Funds’ prospectus entitled ”Principal Investment Risks” and “Additional Information about the Principal Risks of Investing in the Funds.”

AI Technology Risk. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Funds may be adversely affected by negative developments impacting those companies, industries, or sectors.

Concentration Risk. The Funds’ investments may be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Wedbush Series Trust

Notes to Financial Statements (Continued)

April 30, 2026

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Funds’ NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Funds and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

Natural Language Processing (NLP) Model Risk. The provider of each the IVEP Index, the IVES Index and the EXEQ Index uses NLP models to assist in the development of the Funds’ Index. The Index Provider’s description of the investment theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Funds’ investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Funds’ portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Passive Investment Risk. None of IVEP, IVES or EXEQ are actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. Unlike with an actively managed Funds, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Funds’ performance could be lower, or more volatile than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

8.	Segment Reporting

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

9.	Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Wedbush Series Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Wedbush Series Trust

Opinion on Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wedbush Series Trust comprising the funds listed below (the “Funds”) as of April 30, 2026, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Dan IVES Wedbush AI Power & Infrastructure ETF	For the period April 7, 2026 (commencement of operations) through April 30, 2026
Dan IVES Wedbush AI Revolution ETF	For the period June 3, 2025 (commencement of operations) through April 30, 2026
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	For the period February 12, 2026 (commencement of operations) through April 30, 2026
Wedbush LAFFER|TENGLER New Era Value ETF	For the period August 1, 2025 through April 30, 2026, and the year ended July 31, 2025	For the period August 1, 2025 through April 30, 2026, the year ended July 31, 2025 and for the period August 8, 2023 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more funds advised by Wedbush Fund Advisers, LLC since 2025. We served as the auditor of the predecessor fund to Wedbush Laffer|Tengler New Era Value ETF since 2023.

/s/ COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2026

Wedbush Series Trust

Board Review of Investment Management Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9, 2025, the Board of Trustees (the “Board”) of Wedbush Series Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Wedbush Fund Advisers, LLC (the “Adviser”) and the Trust, on behalf of the Dan IVES Wedbush AI Revolution ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 9, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

The Independent Trustees relied upon their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board considered that the Adviser was a subsidiary of Wedbush Financial Services, LLC, which is majority owned by Wedbush Capital, a large securities brokerage, clearing, wealth management, and investment banking firm. The Board also considered the experience and background of the personnel of the Adviser, and expressed satisfaction with the quality of the Adviser’s personnel. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fee for the Fund and compared it to the total expense ratios of comparable ETFs, as determined by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund was a “unified fee.” The Board took into consideration management’s discussion of the fees, including that the Fund had a niche investment strategy that was substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Fund. The Board considered that the advisory fee proposed by the Adviser was slightly higher than the peer group average fee. The Board considered the Adviser’s discussion of the Fund’s investment strategy, and that the Fund’s index was constructed based on research conducted by a leading research analyst.

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, securities lending fees and expenses, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board considered the profitability analysis provided by the Adviser, and acknowledged that it was an estimate and reviewed the assumptions used by the Adviser to prepare the analysis.

Wedbush Series Trust

Board Review of Investment Management Agreement (Unaudited) (Continued)

The Board considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board considered that the Adviser would act as administrator to the Fund. The Board noted that the Adviser did not receive any additional compensation from the Fund for its services as administrator, but was eligible for reimbursement of certain expenses under the terms outlined in the administration agreement.

The Board noted that because the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser would review expenses as the Fund’s assets grew. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Wedbush Series Trust
Additional Information (Unaudited)

Tax Information

The Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended April 30, 2026.

Fund	Qualified Dividend Income*	Dividends Received Deduction
Dan IVES Wedbush AI Power & Infrastructure ETF	0.00%	0.00%
Dan IVES Wedbush AI Revolution ETF	0.00%	0.00%
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	0.00%	0.00%
Wedbush LAFFER|TENGLER New Era Value ETF	0.00%	0.00%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund's fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Dividends Received Deduction
Dan IVES Wedbush AI Power & Infrastructure ETF	$0.00
Dan IVES Wedbush AI Revolution ETF	$0.00
Wedbush ReturnOnLeadership® U.S. Large-Cap ETF	$0.00
Wedbush LAFFER|TENGLER New Era Value ETF	$0.00

Investment Adviser & Administrator Wedbush Fund Advisers, LLC 225 S Lake Ave Pasadena, CA 91101	Sub-Adviser Laffer Tengler Investments, Inc. 103 Murphy Court Nashville, TN 37203	Custodian, Sub-Administrator & Transfer Agent The Bank of New York 240 Greenwich Street New York, NY 10286

Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Eversheds Sutherland (US) LLP 700 6th Street, N.W. Washington, DC 20001

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Independent Trustee receives an annual retainer of $50,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings and industry conference. The Chair of the Trust and the Chairs of the Audit and Nominating/Governance Committee each also receive an additional annual retainer of $5,000 for their services. Annual Trustee fees may be reviewed periodically and changed by the Trust's Board. All Trustee fees are paid by the Adviser and not the Trust.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wedbush Series Trust

By (Signature and Title)*	/s/ Matthew J. Bromberg
Matthew J. Bromberg
President and Principal Executive Officer

Date July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Bromberg
Matthew J. Bromberg
President and Principal Executive Officer

Date July 9, 2026

By (Signature and Title)*	/s/ Samantha Kirkman
Samantha Kirkman
Treasurer, Principal Financial Officer and Principal Accounting Officer

Date July 9, 2026

* Print the name and title of each signing officer under his or her signature.